CURRENT AND DEFERRED TAXES (Details) - Schedule of movements of deferred tax assets and liabilities - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
CURRENT AND DEFERRED TAXES (Details) - Schedule of movements of deferred tax assets and liabilities [Line Items]
Opening balance Assets/(liabilities)	$ (325,721)	$ 180,536	$ (381,220)
Recognized in consolidated income	5,150	(521,336)	546,387
Recognized in comprehensive income	332	(2,841)	1,883
Exchange rate variation	(18,471)	17,920	13,486
Ending balance Asset (liability)	(338,710)	(325,721)	180,536
Property, plant and equipment [member]
CURRENT AND DEFERRED TAXES (Details) - Schedule of movements of deferred tax assets and liabilities [Line Items]
Opening balance Assets/(liabilities)	(1,208,693)	(1,396,337)	(1,513,904)
Recognized in consolidated income	120,553	187,644	110,010
Recognized in comprehensive income
Exchange rate variation			7,557
Ending balance Asset (liability)	(1,088,140)	(1,208,693)	(1,396,337)
Assets for right of use
CURRENT AND DEFERRED TAXES (Details) - Schedule of movements of deferred tax assets and liabilities [Line Items]
Opening balance Assets/(liabilities)	715,508	229,255	133,481
Recognized in consolidated income	(466,001)	486,253	95,774
Recognized in comprehensive income
Exchange rate variation
Ending balance Asset (liability)	249,507	715,508	229,255
Amortization [Member]
CURRENT AND DEFERRED TAXES (Details) - Schedule of movements of deferred tax assets and liabilities [Line Items]
Opening balance Assets/(liabilities)	(44,615)	(65,148)	(53,136)
Recognized in consolidated income	(43,567)	20,533	(14,142)
Recognized in comprehensive income
Exchange rate variation			2,130
Ending balance Asset (liability)	(88,182)	(44,615)	(65,148)
Provisions [Member]
CURRENT AND DEFERRED TAXES (Details) - Schedule of movements of deferred tax assets and liabilities [Line Items]
Opening balance Assets/(liabilities)	37,421	144,030	43,567
Recognized in consolidated income	(128,070)	(103,826)	158,178
Recognized in comprehensive income	567	(2,783)	924
Exchange rate variation			(58,639)
Ending balance Asset (liability)	(90,082)	37,421	144,030
Revaluation of financial instruments [Member]
CURRENT AND DEFERRED TAXES (Details) - Schedule of movements of deferred tax assets and liabilities [Line Items]
Opening balance Assets/(liabilities)	(16,575)	(18,133)	10,279
Recognized in consolidated income	19,248	1,616	(27,901)
Recognized in comprehensive income	(235)	(58)	959
Exchange rate variation			(1,470)
Ending balance Asset (liability)	2,438	(16,575)	(18,133)
Tax losses [Member]
CURRENT AND DEFERRED TAXES (Details) - Schedule of movements of deferred tax assets and liabilities [Line Items]
Opening balance Assets/(liabilities)	445,662	1,557,737	1,356,268
Recognized in consolidated income	500,997	(1,112,075)	216,897
Recognized in comprehensive income
Exchange rate variation			(15,428)
Ending balance Asset (liability)	946,659	445,662	1,557,737
Intangibles [Member]
CURRENT AND DEFERRED TAXES (Details) - Schedule of movements of deferred tax assets and liabilities [Line Items]
Opening balance Assets/(liabilities)	(254,155)	(270,681)	(349,082)
Recognized in consolidated income	2,114	(1,394)	1,030
Recognized in comprehensive income
Exchange rate variation	(18,471)	17,920	77,371
Ending balance Asset (liability)	(270,512)	(254,155)	(270,681)
Others [Member]
CURRENT AND DEFERRED TAXES (Details) - Schedule of movements of deferred tax assets and liabilities [Line Items]
Opening balance Assets/(liabilities)	(274)	(187)	(8,693)
Recognized in consolidated income	(124)	(87)	6,541
Recognized in comprehensive income
Exchange rate variation			1,965
Ending balance Asset (liability)	$ (398)	$ (274)	$ (187)